COLLABORATION AGREEMENTS - Covid 19 Collaboration (Details) - Covid 19 Collaboration	1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Jan. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
COLLABORATION AGREEMENTS
Amount contributed recorded in research and development expenses					$ 10,306
Expense funded			$ 25,000	$ 77,549
Pro-rata share of losses of investment				$ 2,353
Aggregated redemption price	$ 2,353
Payout received upon termination		$ 128,000
BCNI
COLLABORATION AGREEMENTS
Equity method, ownership percentage	50.00%	50.00%	50.00%	50.00%
BCNI
COLLABORATION AGREEMENTS
Payments to acquire equity method investment				$ 2,353